UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: August 16, 2007-June 30, 2008

Item 1 – Proxy Voting Record.

EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

HIGH-YIELD BOND FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
American Tower Corporation	AMT	ID: 029912201	5/15/2008	Directors: Raymond P. Nolan Ronald M. Dykes Carolyn F. Katz Gustavo Lara Cantu Joann A. Reed Pamela D.A. Reeve David E. Sharbutt James D. Taiclet Samme L. Thompson	Issuer	Yes	For	With
American Tower Corporation	AMT	ID: 029912201	5/15/2008	Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm for 2008	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 24, 2008